Short-term debt - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term Debt [Line Items]
Short-term debt	$ 0	$ 60,251
Short-term bank loans
Short-term Debt [Line Items]
Short-term debt	$ 0	$ 55,065